SCHEDULE OF WARRANTS OUTSTANDING (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 02, 2021	Mar. 09, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding		$ 0.001	$ 0.16
Weighted Average Remaining Contractual Life	1 year 9 months 29 days	2 years 9 months 7 days
Aggregate Intrinsic Value	$ 1,741,631	$ 3,013,010
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.001	$ 0.001	$ 0.001	$ 0.06	$ 0.06
Warrants Exercisable	11,000,000	11,000,000	21,000,000
Weighted Average Remaining Contractual Life	3 years 3 months 25 days	1 year 2 months 8 days	1 year 7 months 24 days
Aggregate Intrinsic Value	$ 953,500	$ 1,371,500	$ 4,069,800
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.056	$ 0.056	$ 0.056	0.06	0.06
Warrants Exercisable	1,000,000	2,000,000	3,000,000
Weighted Average Remaining Contractual Life	3 years 9 months 7 days	7 months 6 days	1 year 7 months 9 days
Aggregate Intrinsic Value	$ 31,500	$ 139,000	$ 387,600
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.04	$ 0.04	$ 0.04	0.06	0.08
Warrants Exercisable	2,300,000	2,300,000	2,300,000
Weighted Average Remaining Contractual Life	5 years 3 days	7 months 24 days	1 year 8 months 12 days
Aggregate Intrinsic Value	$ 109,250	$ 196,650	$ 445,740
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.06	$ 0.06	$ 0.06	0.06	$ 0.08
Warrants Exercisable	4,439,184	7,398,639	7,398,639
Weighted Average Remaining Contractual Life	29 days	2 months 4 days	1 year 2 months 8 days
Aggregate Intrinsic Value	$ 388,428	$ 484,611	$ 1,433,856
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.06	$ 0.06	$ 0.06	$ 0.06
Warrants Exercisable	7,398,639	7,398,639	7,398,639
Weighted Average Remaining Contractual Life	5 months 8 days	1 year 2 months 4 days	2 years 2 months 8 days
Aggregate Intrinsic Value	$ 203,463	$ 484,611	$ 1,433,856
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.08	$ 0.08	$ 0.08
Warrants Exercisable	3,699,320	3,699,320	3,699,320
Weighted Average Remaining Contractual Life	5 months 4 days	1 year 2 months 4 days	2 years 2 months 8 days
Aggregate Intrinsic Value	$ 27,745	$ 168,319	$ 716,928
Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.08	$ 0.08	$ 0.08
Warrants Exercisable	3,699,320	3,699,320	3,699,320
Weighted Average Remaining Contractual Life	1 year 5 months 4 days	2 years 2 months 4 days	3 years 2 months 8 days
Aggregate Intrinsic Value	$ 27,745	$ 168,319	$ 719,928
Warrant Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.2299	$ 0.2299	$ 0.2299
Warrants Exercisable	8,250,000	8,500,000	8,500,000
Weighted Average Remaining Contractual Life	3 years 5 months 15 days	4 years 3 months 7 days	5 years 4 months 20 days
Aggregate Intrinsic Value			$ 1,647,300
Warrant Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.16	$ 0.16
Warrants Exercisable	3,125,000	3,125,000
Weighted Average Remaining Contractual Life	4 years 5 months 12 days	4 years 11 months 12 days
Aggregate Intrinsic Value
Warrant Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.25
Warrants Exercisable	8,000,000
Weighted Average Remaining Contractual Life	4 years 8 months 23 days
Aggregate Intrinsic Value
Warrant Ten [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.1160
Warrants Exercisable	500,000
Weighted Average Remaining Contractual Life	3 years 9 months 7 days
Aggregate Intrinsic Value